Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of Detailed Information about Companies Material Subsidiaries
At Decemb
e
r 31, 2020, the Company’s material subsidiaries include the following:

Company	Location	Ownership Interest
Castle Mountain Venture	USA	100%
Desarrollos Mineros San Luis S.A. de C.V.	Mexico	100%
Fazenda Brasileiro Desenvolvimento Mineral Ltda	Brazil	100%
Mineração Aurizona S.A.	Brazil	100%
Mineração Riacho Dos Machados Ltda	Brazil	100%
Pilar de Goias Desenvolvimento Mineral Ltda	Brazil	100%
Santa Luz Desenvolvimento Mineral Ltda	Brazil	100%
Western Mesquite Mines, Inc.	USA	100%